Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7. Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2019	December 31, 2020
	RMB	RMB

Software and system	2,141	2,943
Domain name	580	580

Total	2,721	3,523
Less: Accumulated amortization (1)	(1,069)	(1,493)

Intangible assets, net	1,652	2,030

(1)	Amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB 292 thousand, RMB 338 thousand and RMB 424 thousand, respectively.
No impairment for intangible assets was recorded for the years ended December 31, 2018, 2019 and 2020.
The amortization of the coming 5 years is:

As of
December 31, 2020
RMB

2021	512
2022	466
2023	354
2024	311
2025	211